Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Operating Segments

	For the six months ended June 30, 2024
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	—	—
Grant revenue	288	—	—	288
Total revenue	288	—	—	288
General and administrative expenses	(4,450)	(6,548)	(16,759)	(27,758)
Research and development expenses	(32,981)	(5,710)	(237)	(38,928)
Total operating expense	(37,431)	(12,258)	(16,997)	(66,686)
Operating income/(loss)	(37,143)	(12,258)	(16,997)	(66,398)
Income/expenses not allocated to segments
Other income/(expense):
Gain/(loss) on investment held at fair value				3,882
Realized loss on sale of investments				151
Gain/(loss) on investment in notes from associates				11,612
Other income/(expense)				548
Total other income/(expense)				16,193
Net finance income/(costs)				(1,468)
Share of net income/(loss) of associates accounted for using the equity method				(3,357)
Income/(loss) before taxes				(55,030)
	As of June 30, 2024
Available Funds
Cash and cash equivalents	24,781	99,359	184,338	308,478
Short-term Investments	—	—	191,938	191,938
Consolidated cash, cash equivalents and short-term investments	24,781	99,359	376,276	500,416

	For the six months ended June 30, 2023
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	135	—	2,265	2,400
Total revenue	135	750	2,265	3,150
General and administrative expenses	(6,981)	(237)	(18,947)	(26,166)
Research and development expenses	(45,139)	(368)	(7,640)	(53,146)
Total Operating expenses	(52,120)	(605)	(26,588)	(79,312)
Operating income/(loss)	(51,985)	145	(24,323)	(76,163)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				61,787
Gain/(loss) on investment held at fair value				7,818
Gain/(loss) on investment in notes from associates				(6,045)
Other income/(expense)				(1,134)
Total other income/(expense)				62,426
Net finance income/(costs)				5,316
Share of net income/(loss) of associate accounted for using the equity method				(5,324)
Income/(loss) before taxes				(13,744)
	As of December 31, 2023
Available Funds
Cash and cash equivalents	1,895	675	188,511	191,081
Short-term Investments	—	—	136,062	136,062
Consolidated cash, cash equivalents and short-term investments	1,895	675	324,573	327,143